UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY
Investment Company Act file number 811-03170
THE MEXICO FUND, INC.
(Exact name of Registrant as specified in charter)

6700 Alexander Bell Drive, Suite 200
Columbia, Maryland 21046
(Address of principal executive offices) (Zip code)

Alberto Osorio
77 Aristoteles Street, 3rd Floor
Polanco D.F. 11560 Mexico
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941
Date of fiscal year end: October 31
Date of reporting period: January 31, 2020
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

As of January 31, 2020 (Unaudited)

Shares		Value	Percent of
Held			Net Assets

	COMMON STOCK - 95.82%
	Airports
750,000	Grupo Aeroportuario del Pacífico, S.A.B. de C.V. Series B	$9,294,656	3.93%
767,250	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B	5,857,576	2.47
		15,152,232	6.40
	Auto Parts
4,386,986	Nemak, S.A.B. de C.V. Series A	1,822,799	0.77

	Beverages
620,000	Arca Continental, S.A.B. de C.V.	3,520,682	1.49
2,100,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	18,985,550	8.02
		22,506,232	9.51
	Building Materials
22,500,000	Cemex, S.A.B. de C.V. Series CPO	9,074,169	3.83
2,859,000	Elementia, S.A.B. de C.V. (a)	1,670,368	0.70
1,000,000	Grupo Cementos de Chihuahua, S.A.B. de C.V.	5,196,156	2.20
		15,940,693	6.73
	Chemical Products
4,500,000	Alpek, S.A.B. de C.V. Series A (b)	4,231,428	1.79
5,100,000	Orbia Advance Corporation S.A.B. de C.V.	11,964,690	5.06
		16,196,118	6.85
	Construction and Infrastructure
425,000	Promotora y Operadora de Infraestructura, S.A.B. de C.V.	4,597,606	1.94

	Consumer Products
3,200,000	Kimberly-Clark de México, S.A.B. de C.V. Series A (b)	6,617,457	2.80

	Energy
150,000	Infraestructura Energética Nova, S.A.B de C.V.	706,512	0.30

Shares	Value	Percent of
Held		Net Assets

	Financial Groups
4,800,000	Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander. Series B	6,900,189	2.92
3,250,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	20,021,147	8.46
		26,921,336	11.38
	Food
500,000	Gruma, S.A.B. de C.V. Series B	5,327,758	2.25

	Holding Companies
11,500,000	Alfa, S.A.B. de C.V. Series A (b)	8,628,951	3.65

	Mining
6,850,000	Grupo México, S.A.B. de C.V. Series B (b)	18,342,080	7.75
190,000	Industrias Peñoles, S.A.B. de C.V.	1,989,965	0.84
		20,332,045	8.59
	Railroad
4,924,034	Gméxico Transportes, S.A.B. de C.V.	7,230,045	3.05

	Real Estate
2,100,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	3,857,955	1.63

Shares		Value	Percent of
Held			Net Assets

	Restaurants
1,600,000	Alsea, S.A.B. de C.V. (a)	3,885,230	1.64

	Retail
230,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	1,218,550	0.51
4,600,000	La Comer, S.A.B. de C.V. Series UBC (a)	5,804,709	2.45
5,350,000	Wal-Mart de México, S.A.B. de C.V.	15,571,885	6.58
		22,595,144	9.54
	Steel
400,000	Ternium, S.A. ADR	8,372,009	3.54

	Telecommunications Services
38,500,000	América Móvil, S.A.B. de C.V. Series L	32,054,901	13.54
5,500,000	Telesites, S.A.B. de C.V. Series B-1 (a)	4,056,844	1.71
		36,111,745	15.25

	Total Common Stock (Identified cost - $285,988,639)	$226,801,867	95.82%

Principal Amount		Value	Percent of Net Assets

	SHORT-TERM SECURITIES – 4.31%
	Repurchase Agreements
$5,531,992	BBVA Bancomer, S.A., 7.20%, dated 01/31/20, due 02/04/20 repurchase price $5,533,098 collateralized by BPA 182 (Bonds issued by the Mexican Government), interest rate 7.62% (c), due 3/11/21. Value of collateral $5,604,737.	$5,531,992	2.34%
	Time Deposits
$4,677,280	Comerica Bank, 1.18%, dated 01/31/20, due 02/03/20	4,677,280	1.98
	Total Short-Term Securities (Identified cost - $10,209,272)	$10,209,272	4.32%
	Total Investments (Identified cost - $296,197,911)	237,011,139	100.14
	Liabilities in Excess of Other Assets	(324,340)	(0.14)
	Net Assets Equivalent to $15.77 per share on 15,005,224 shares of capital stock outstanding.	$236,686,799	100.00%

(a)  Shares of these securities are currently non-income producing. Equity investments that have not paid distributions within the last twelve months are considered to be non-income producing.
(b)    A member of the Board also serves as a member of the company’s board of directors.
(c)    Floating rate security. Rate shown is the rate in effect as of January 31, 2020.

        ADR – American Depositary Receipt

As of January 31, 2020, the cost of investments for federal income tax purposes was $296,215,458. Gross unrealized appreciation of investments was $7,548,550 and gross unrealized depreciation of investments was $66,752,867, resulting in net unrealized depreciation on investments of $59,204,317 foreign currency transactions. The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sale loss deferrals.

Supplemental Information
Effective November 1, 2008, the Fund adopted authoritative guidance under GAAP which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has determined that the implementation did not have a material impact on the Fund´s financial statements.
This guidance establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund´s own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment´s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.
The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$226,801,867	-	-	$ 226,801,867
Short Term Investments(b)	-	$ 10,209,272	-	$ 10,209,272
Total Investments in Securities	$226,801,867	$ 10,209,272	-	$ 237,011,139

(a) For detailed industry descriptions, see the accompanying Schedule of Investments.
(b) These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund´s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/19	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$-
Balance as of 1/31/20	-

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MEXICO FUND, INC.

By:      /s/ Alberto Osorio
Alberto Osorio
President and Principal Executive Officer

March 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Alberto Osorio
Alberto Osorio
President and Principal Executive Officer

March 26, 2020

By:      /s/ Alberto Gómez Pimienta
Alberto Gómez Pimienta
Treasurer and Principal Financial Officer

March 26, 2020